NOTE 3 - ASSET SALE (Details Narrative) (USD $)	1 Months Ended	9 Months Ended
	Nov. 30, 2013	Sep. 30, 2013	Sep. 30, 2012
Transfers and Servicing [Abstract]
Total Purchase Price, Assets		$ 6,500,000
Carrying Value, Purchased Assets		0
Gain on Sale of Assets			6,500,000
Escrow Deposit Related to Asset Purchase Agreement	$ 300,000	$ 300,000	$ 300,000